14. STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 14 - STOCK-BASED COMPENSATION

14. STOCK-BASED COMPENSATION

Stock Plans

			Options/Shares
	Options/Shares	Options	Available
Stock Plan	Issued	Outstanding	For Grant	Total Authorized
2004 Stock Plan	2,492,000	70,000	308,000	2,800,000
2004 Stock Plan II	1,301,161	1,071,161	–	1,301,161
2005 Stock Plan	104,042,168	99,531,642	146,968,865	251,011,033
	107,835,329	100,672,803	147,276,865	255,112,194

Stock Option Activity

A summary of option activity for the six months ended June 30, 2012 is presented below:

	Number of Options	Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
Outstanding, December 31, 2011	91,800,285	$0.23	8.19	$
Granted	9,872,518	0.10
Exercised	–	–
Forfeited/canceled	(1,000,000)	0.12
Outstanding, June 30, 2012	100,672,803	$0.22	7.95		$700

Vested and expected to vest at June 30, 2012	96,610,824	$0.22	7.91		$700

Exercisable, June 30, 2012	68,426,814	$0.23	7.52		$700

The aggregate intrinsic value in the table above is before applicable income taxes and is calculated based on the difference between the exercise price of the options and the quoted price of the Company’s common stock as of the reporting date.

The following table summarizes information about stock options outstanding and exercisable at June 30, 2012.

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
0.05	70,000	$0.05	2.12	70,000	$0.05	2.12
0.08 - 0.09	14,252,022	0.09	7.93	9,421,620	0.09	8.09
0.10 - 0.157	42,261,769	0.12	8.52	30,822,732	0.12	8.01
0.185 - 0.21	26,735,835	0.19	8.15	16,759,285	0.20	7.64
0.25 - 0.45	11,071,161	0.36	8.38	5,071,161	0.35	7.63
0.85	5,604,099	0.85	2.59	5,604,099	0.85	2.59
1.35 - 2.48	677,917	$2.04	3.36	677,917	$2.04	3.36
	100,672,803			68,426,814

The assumptions used in calculating the fair value of options granted using the Black-Scholes option- pricing model for options granted during the six months ended June 30, 2012 are as follows:

June 30,2012
Risk-free interest rate	1.04%
Expected life of the options	6.26 years
Expected volatility	160%
Expected dividend yield	0%
Expected forfeitures	13%

As of June 30, 2012, total unrecognized stock-based compensation expense related to nonvested stock options was approximately $4,333,291, which is expected to be recognized over a weighted average period of approximately 2.95 years.

14.	STOCK-BASED COMPENSATION

Stock Plans

			Options/Shares
	Options/Shares	Options	Available
Stock Plan	Issued	Outstanding	For Grant
2004 Stock Plan	2,492,000	70,000	308,000
2004 Stock Plan II	1,301,161	1,071,161	-
2005 Stock Plan	95,169,650	90,659,124	155,841,383
	98,962,811	91,800,285	156,149,383

Stock Option Activity

A summary of option activity for the years ended December 31, 2011 is presented below:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value
	Options	Price	Life (in years)	(000)
Outstanding, December 31, 2009	28,486,119	0.32	8.09	33
Granted	19,890,000	0.11
Exercised	-	-
Forfeited/canceled	-	-
Outstanding, December 31, 2010	48,376,119	$0.23	7.56	$3,825
Granted	46,207,499	-
Exercised	(2,250,000)	-
Forfeited/canceled	(533,333)	-
Outstanding, December 31, 2011	91,800,285	$0.23	8.19	$2

Vested and expected to vest at December 31, 2011	86,920,122	$0.23	8.14	$2

Exercisable, December 31, 2011	54,260,570	$0.25	7.46	$2

The aggregate intrinsic value in the table above is before applicable income taxes and is calculated based on the difference between the exercise price of the options and the quoted price of the Company’s common stock as of the reporting date.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2011.

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
Exercise	Number	Exercise	Remaining	Number	Exercise	Remaining
Price	of Shares	Price	Life (Years)	of Shares	Price	Life (Years)
$0.05	70,000	$0.05	2.62	70,000	$0.05	2.62
0.09	11,890,000	0.09	8.10	5,573,348	0.09	8.10
0.10 - 0.157	35,751,273	0.13	8.57	26,272,106	0.12	8.22
0.185 - 0.21	26,735,835	0.19	8.65	12,991,939	0.20	7.78
0.25 - 0.45	11,071,161	0.36	8.88	3,071,161	0.33	7.24
0.85	5,604,099	0.85	3.09	5,604,099	0.85	3.09
$1.35 - 2.48	677,917	$2.04	3.86	677,917	$2.04	3.86
	91,800,285			54,260,570

The assumptions used in calculating the fair value of options granted using the Black-Scholes option- pricing model for options granted during the years ended December 31, 2011 and 2010 are as follows:

	December 31,	December 31,	December 31,
	2011	2010	2009
Risk-free interest rate	0.02 - 3.47%	2.3 - 2.8%	2.3 - 3.4%
Expected life of the options	0.2 - 9 years	5 - 7 years	5 - 10 years
Expected volatility	160 - 180%	175 - 180%	185%
Expected dividend yield	0%	0%	0%
Expected forfeitures	13%	13%	13%

As of December 31, 2011, total unrecognized stock-based compensation expense related to nonvested stock options was approximately $5,274,000, which is expected to be recognized over a weighted average period of approximately 1.76 years.